UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10053
                                   811-10089

Name of Fund: Merrill Lynch Low Duration Fund of Merrill Lynch Investment
                Managers Funds, Inc.
              Low Duration Master Portfolio of Fund Asset Management
                Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Report to Stockholders

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

                                        Merrill Lynch
                                        Low Duration Fund

Annual Report
June 30, 2004

[LOGO] Merrill Lynch Investment Managers

A Letter From the President

[PHOTO]

Dear Shareholder

As we ended the current period, all eyes were on the Federal Reserve Board (the
Fed). In a much-anticipated move, the Fed raised the Federal Funds rate on June 30 for the first time in four years, bringing the target rate to 1.25%, up from a 45-year low of 1%. The 25 basis point (.25%) increase was the first, but is not expected to be the last, this year as the Fed moves to "normalize" interest rates in the face of increasing inflation. The Fed has reiterated its intention to take a "measured" approach to interest rate increases in an effort to avoid upsetting the economy or the financial markets. Still, in its very deliberate wording, the Fed has stated that it may move more aggressively if inflation and economic growth indicate the need.

In any case, interest rates are likely to remain low by historical standards for some time, particularly if the Fed does maintain its commitment to a gradual tightening. To provide some perspective, the Federal Funds rate was at 6.5% before the current easing cycle began in 2001 and had reached double-digits in the late 1970s and early 1980s.

The transition to higher interest rates can cause concern among equity and fixed income investors alike. As interest rates rise, fixed income securities may become a more attractive investment option and thereby pressure equity prices. Higher interest rates also translate into increases in business costs, potentially cutting into corporate profits. For bond investors, rising interest rates means the value of older bonds declines because they carry the former lower interest rates.

June month-end also brought the transfer of power in Iraq. Like the Fed tightening, this was a pivotal event. However, the outcome and the market repercussions are less easy to predict. We do know that markets will always fluctuate and that there are many uncertainties -- including the possibility of geopolitical events -- that can translate into negative market movements. Still, many of the world's economies are much stronger today than they were just one year ago. With this in mind, we encourage you to revisit your portfolio and your asset allocation strategy to ensure you are well positioned to take advantage of the opportunities that lie ahead. Importantly, you should consult with your financial advisor, who can help you assess the market and economic environment and then develop a strategy most suitable for your circumstances and financial goals.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Director/Trustee


2           MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

We are pleased to present to you the management team of

Merrill Lynch Low Duration Fund

[PHOTO]

[PHOTO]

Patrick Maldari
Senior Portfolio Manager

[PHOTO]

James J. Pagano
Senior Portfolio Manager

Senior Portfolio Managers Pat Maldari and Jim Pagano co-head the Merrill Lynch Low Duration Fund team. Mr. Maldari, who joined Merrill Lynch Investment Managers in 1984, received a bachelor's degree from Montclair State University. He is a CFA(R) charterholder and a member of the Association for Investment Management and Research (AIMR) and the New York Society of Security Analysts (NYSSA). Mr. Pagano joined Merrill Lynch Investment Managers in 1997. He received a bachelor's degree from the United States Naval Academy and is a CFA charterholder. The portfolio management team also includes John Burger and Frank Viola, the corporate bond and mortgage-backed managers, respectively. Mr. Burger earned a bachelor's degree from Cornell University. He is a CFA charterholder and a member of the AIMR and NYSSA. Mr. Viola earned a bachelor's degree from The Pennsylvania State University. He is a CFA charterholder, an associate of the Society of Actuaries and a member of the American Academy of Actuaries. The team has a combined 65 years of investment experience.

================================================================================
Table of Contents
--------------------------------------------------------------------------------
A Letter From the President ............................................       2
A Discussion With Your Fund's Portfolio Managers .......................       4
Performance Data .......................................................       6
Fund Financial Statements ..............................................      12
Fund Financial Highlights ..............................................      15
Fund Notes to Financial Statements .....................................      20
Important Tax Information ..............................................      23
Master Schedule of Investments .........................................      24
Master Portfolio Financial Statements ..................................      31
Master Portfolio Financial Highlights ..................................      34
Master Portfolio Notes to Financial Statements .........................      35
Report of Independent Registered Public Accounting Firm ................  23, 39
Officers & Directors/Trustees ..........................................      40


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004            3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Managers

      The Fund continued to pursue its goal of enhancing total return and preserving capital, and benefited most during the period from its exposure to spread sectors.

How did the Fund perform during the period in light of the existing market conditions?

For the 12-month period ended June 30, 2004, Merrill Lynch Low Duration Fund's Class A, Class B, Class C, Class I and Class R Shares had total returns of +.66%, -.11%, -.11%, +.81% and +.56%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 11 of this report to shareholders.) Fund results were generally in line with the benchmark, the Merrill Lynch 1 - 3 Year Corporate and Government Index, which returned +.73% for the same period.

In July 2003, as the period began, the yield on the 10-year Treasury note stood at 3.56%. As the U.S. economy began heating up, and as investors began to factor in rising inflation and the potential for increased interest rates, the yield on the 10-year Treasury climbed more than 100 basis points (1.00%) to end the period at 4.65%. It appeared that investors had been factoring in increases in short-term interest rates by the Federal Reserve Board (the Fed), while also responding to inflationary pressures. Under these conditions, we attempted to insulate the Fund from the effects of rising rates through a dual strategy of shortening duration and focusing on spread sectors -- those areas of the fixed income market with a lower correlation to Treasury issues. This strategy allowed the portfolio to benefit from overweight positions in those sectors of the fixed income market that we believed were best positioned to benefit from an improving economy.

Duration is a gauge of an investment's sensitivity to interest rate changes, measured in years. The lower (or "shorter") the duration of a portfolio, the less it will be impacted by interest rate volatility. During the period under review, we positioned the Fund to have a shorter-than-benchmark duration. The Federal Funds Futures curve is forecasting several additional interest rate increases over the next year, and we believe the Fed is poised to continue raising interest rates through the remainder of 2004 and into 2005. In such an environment, a shorter duration should help protect the portfolio from the negative price impact associated with rising interest rates.

We also were able to avoid some of the interest rate volatility that occurred during the period by maintaining a significant position in spread sectors (corporate bonds and mortgage securities). These sectors are not as dramatically affected by interest rate changes as Treasury securities; therefore, they are less susceptible to interest rate risk. Additionally, when the U.S. economy is improving or expanding, spread sectors, and particularly lower-quality corporate bonds, tend to outperform Treasury securities. Our emphasis on spread sectors included a focus on corporate bonds (both investment grade and high yield) and a significant overweight position in BBB-rated securities, relative to the benchmark. We also focused on agency mortgage collateral and collateralized mortgage obligations (CMOs), non-agency CMOs, asset-backed securities and commercial mortgage-backed securities. By investing in all of these sectors, our goal was to find investment opportunities across a variety of markets to add value to the Fund. In general, we were overweight in all of these sectors relative to the benchmark, as an average of 90% of net assets was in spread sectors. As a result, we also had an underweight position in Treasury issues relative to the benchmark, based on our belief that Treasury securities offered less value to investors.

During the year, this strategy did contribute to relative performance as corporate bonds posted superior returns compared to Treasury securities. Investment grade corporate bonds, measured by the Merrill Lynch 1 - 3 Year Corporate Index, returned +1.56% for the 12 months ended June 30, 2004, while Treasury securities, measured by the Merrill Lynch 1 - 3 Year Treasury Index, returned +.50%.

What changes were made to the portfolio during the period?

As indicated above, we felt that a significant opportunity existed in the corporate bond market, particularly in the lower-quality area of the corporate market. Therefore, we reduced our allocation in A-rated corporates from 17% of net assets to 12% and increased our exposure to BBB-rated securities from 23% to 28%. Most of the BBB opportunities we found were in the automobile and real estate sectors of the market.


4           MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

As mentioned earlier, we also reduced the duration of the Fund during the year. At the beginning of the period, the Fund's duration was neutral versus the benchmark. We moved this range closer to 10% short versus the benchmark in February in anticipation of rising interest rates. On July 1, 2003, the Fund had a duration of 1.72 years, compared to a similar duration of 1.65 years for the Merrill Lynch 1 - 3 Year Corporate and Government Bond Index. One year later, on June 30, 2004, the Fund had a duration of 1.47 years, compared to 1.75 for the Index.

How would you characterize the Fund's position at the close of the period?

Given our outlook for improving economic conditions, the Fund remained positioned to take advantage of opportunities in higher-beta sectors such as BBB-rated securities and high yield bonds that have greater sensitivity to the overall economy. We expect that these sectors will perform well relative to U.S. Treasury issues when the economy is expanding.

During the past year, interest rates moved below what we initially thought was the lower end of their trading ranges, which was 4.65% for the 10-year Treasury and 3.70% for the five-year Treasury. These moves occurred as a result of economic releases that were weaker than consensus expectations, most notably a disappointing employment report. Economic data suggests that U.S. gross domestic product growth might not move to the 4.5% to 5% range that the consensus previously was expecting, but could be a more sustainable 3.5% to 4% rate. Such an environment should continue to exert upward pressure on Treasury yields, and could push the yield on the 10-year Treasury to the 5% range.

We continue to believe that the prevailing economic environment will continue to be supportive of spread sectors and, more specifically, of lower-quality spread sectors. Therefore, we plan to continue to focus our efforts in these areas. Given our forecast for an environment of increasing interest rates, we also plan to continue to maintain a below-benchmark duration to help protect the portfolio from undue interest rate risk.

As always, we will continue to closely monitor economic and market trends and will make additional changes to the Fund's strategy, as appropriate, in our efforts to capitalize on investment opportunities.

Patrick Maldari
Vice President and Portfolio Manager

James J. Pagano
Vice President and Portfolio Manager

July 12, 2004


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004            5

[LOGO] Merrill Lynch Investment Managers

Performance Data

About Fund Performance

Investors are able to purchase shares of the Fund through multiple pricing alternatives:

o Class A Shares incur a maximum initial sales charge of 3% and an account maintenance fee of 0.25% (but no distribution fee).

o Effective December 1, 2002, Class B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. All Class B Shares purchased prior to December 1, 2002 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.65% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class I Shares incur a maximum initial sales charge (front-end load) of 3% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

o Class R Shares do not incur a maximum sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. Class R Shares are available only to certain retirement plans.

The performance results depicted on pages 7 - 10 are those of Merrill Lynch Low Duration Fund and, prior to October 6, 2000, a predecessor Fund investing in the same underlying portfolio and with the same fees as Merrill Lynch Low Duration Fund. Performance results prior to October 6, 2000 reflect the annual operating expenses of the predecessor Fund. If Merrill Lynch Low Duration Fund's operating expenses were reflected, the results may have been less than those shown for this time period. Performance results after October 6, 2000 include the actual operating expenses of Merrill Lynch Low Duration Fund. The Fund commenced operations on October 6, 2000.

None of the past results shown should be considered a representation of future performance. Current performance may be lower or higher than the performance data quoted. Refer to www.mlim.ml.com to obtain more current performance information. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


6           MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Recent Performance Results*

                                                                                                10-Year/
                                                            6-Month         12-Month         Since Inception            Standardized
As of June 30, 2004                                       Total Return    Total Return         Total Return             30-Day Yield
====================================================================================================================================
ML Low Duration Fund Class A Shares*                         +0.07%          +0.66%               +23.88%                   2.12%
------------------------------------------------------------------------------------------------------------------------------------
ML Low Duration Fund Class B Shares*                         -0.36           -0.11                +14.18                    1.53
------------------------------------------------------------------------------------------------------------------------------------
ML Low Duration Fund Class C Shares*                         -0.36           -0.11                +14.01                    1.53
------------------------------------------------------------------------------------------------------------------------------------
ML Low Duration Fund Class I Shares*                         +0.09           +0.81                +79.23                    2.37
------------------------------------------------------------------------------------------------------------------------------------
ML Low Duration Fund Class R Shares*                         -0.16           +0.56                + 3.13                    1.94
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 1 - 3 Year Corporate & Government Index**      -0.02           +0.73       +77.94/+28.86/+21.55/+3.03           --
------------------------------------------------------------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's 10-year/since inception periods are 10 years for Class I Shares, from 9/24/99 for Class A Shares, from 10/06/00 for Class B & Class C Shares and from 1/03/03 for Class R Shares.
** This unmanaged Index is comprised of investment grade corporate bonds and U.S. Treasury and agency securities with a maturity ranging from one year to three years. Ten-year/since inception total returns are for 10 years, from 9/24/99, from 10/06/00 and from 1/03/03, respectively.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004            7

[LOGO] Merrill Lynch Investment Managers

Total Return Based on a $10,000 Investment--Class A Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares compared to growth of an investment in the Merrill Lynch 1-3 Year Corporate & Government Index. Values are from September 24, 1999 through June 2004:

                                          9/24/99**        6/00          6/01            6/02           6/03            6/04
ML Low Duration Fund+--
Class A Shares*                           $ 9,700          $10,070       $10,830         $11,320        $11,927         $12,006

                                          9/30/99**        6/00          6/01            6/02           6/03            6/04
Merrill Lynch 1-3 Year Corporate
and Government Index++                    $10,000          $10,365       $11,342         $12,116        $12,798         $12,891

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust. The Portfolio invests in bonds of varying maturities with a portfolio duration of one to three years.
++ This unmanaged Index is comprised of investment grade corporate bonds and U.S. Treasury and agency securities with a maturity ranging from one year to three years.

      Past performance is not indicative of future results.

Average Annual Total Return

                                               Return Without     Return With
                                                Sales Charge     Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 6/30/04                             +0.66%            -2.36%
--------------------------------------------------------------------------------
Inception (9/24/99)
through 6/30/04                                    +4.59             +3.93
--------------------------------------------------------------------------------

*     Maximum sales charge is 3%.
**    Assuming maximum sales charge.


8           MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Total Return Based on a $10,000 Investment--Class B & Class C Shares

A line graph depicting the growth of an investment in the Fund's Class B & Class C Shares compared to growth of an investment in the Merrill Lynch 1-3 Year Corporate & Government Index. Values are from October 6, 2000 through June 2004:

                                             10/06/00**       6/01           6/02         6/03          6/04
ML Low Duration Fund+--
Class B Shares*                              $10,000          $10,516        $10,910      $11,431       $11,118

ML Low Duration Fund+--
Class C Shares*                              $10,000          $10,510        $10,904      $11,414       $11,401

Merrill Lynch 1-3 Year Corporate
and Government Index++                       $10,000          $10,694        $11,423      $12,067       $12,155

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust. The Portfolio invests in bonds of varying maturities with a portfolio duration of one to three years.
++ This unmanaged Index is comprised of investment grade corporate bonds and U.S. Treasury and agency securities with a maturity ranging from one year to three years.

      Past performance is not indicative of future results.

Average Annual Total Return

                                                    Return            Return
                                                 Without CDSC       With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 6/30/04                              -0.11%            -4.02%
--------------------------------------------------------------------------------
Inception (10/06/00)
through 6/30/04                                     +3.62             +2.88
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                     Return           Return
                                                  Without CDSC      With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 6/30/04                               -0.11%            -1.09%
--------------------------------------------------------------------------------
Inception (10/06/00)
through 6/30/04                                      +3.58             +3.58
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004            9

[LOGO] Merrill Lynch Investment Managers

Total Return Based on a $10,000 Investment--Class I Shares

A line graph depicting the growth of an investment in the Fund's Class I Shares compared to growth of an investment in the Merrill Lynch 1-3 Year Corporate & Government Index. Values are from June 1994 through June 2004:

                                         6/94             6/95          6/96            6/97           6/98
ML Low Duration Fund+--
Class I Shares*                          $ 9,700          $10,693       $11,494         $12,390        $13,251

Merrill Lynch 1-3 Year Corporate
and Government Index++                   $10,000          $10,782       $11,378         $12,134        $12,965

                                         6/99             6/00          6/01            6/02           6/03            6/04
ML Low Duration Fund+--
Class I Shares*                          $13,693          $14,431       $15,603         $16,333        $17,250         $17,389

Merrill Lynch 1-3 Year Corporate
and Government Index++                   $13,635          $14,305       $15,654         $16,721        $17,663         $17,792

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
+ The Fund invests all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust. The Portfolio invests in bonds of varying maturities with a portfolio duration of one to three years.
++ This unmanaged Index is comprised of investment grade corporate bonds and U.S. Treasury and agency securities with a maturity ranging from one year to three years.

      Past performance is not indicative of future results.

Average Annual Total Return

                                                Return Without     Return With
                                                 Sales Charge     Sales Charge**
================================================================================
Class I Shares*
================================================================================
One Year Ended 6/30/04                               +0.81%            -2.21%
--------------------------------------------------------------------------------
Five Years Ended 6/30/04                             +4.89             +4.25
--------------------------------------------------------------------------------
Ten Years Ended 6/30/04                              +6.01             +5.69
--------------------------------------------------------------------------------

*     Maximum sales charge is 3%.
**    Assuming maximum sales charge.


10          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Performance Data (concluded)

Total Return Based on a $10,000 Investment--Class R Shares

A line graph depicting the growth of an investment in the Fund's Class R Shares compared to growth of an investment in the Merrill Lynch 1-3 Year Corporate & Government Index. Values are from January 3, 2003 through June 2004:

                                            1/03/03**      6/03          6/04
ML Low Duration Fund+--
Class R Shares*                             $10,000        $12,255       $10,313

                                            2/04/03        6/03          6/04
Merrill Lynch 1-3 Year Corporate
& Government Index++                        $10,000        $12,228       $10,303

* Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
+ The Fund invests all of its assets in Low Duration Master Portfolio of Fund Asset Management Master Trust. The Portfolio invests in bonds of varying maturities with a portfolio duration of one to three years.
++ This unmanaged Index is comprised of investment grade corporate bonds and U.S. Treasury and agency securities with a maturity ranging from one year to three years.

      Past performance is not indicative of future results.


Average Annual Total Return

Class R Shares                                                            Return
================================================================================
One Year Ended 6/30/04                                                    +0.56%
--------------------------------------------------------------------------------
Inception (1/03/03)
through 6/30/04                                                           +3.13
--------------------------------------------------------------------------------


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           11

[LOGO] Merrill Lynch Investment Managers

Statement of Assets and Liabilities              Merrill Lynch Low Duration Fund

As of June 30, 2004
=============================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Investment in Low Duration Master Portfolio, at value
                        (identified cost--$745,957,480) ..................................                      $ 740,023,811
                       Prepaid expenses ..................................................                             26,900
                                                                                                                -------------
                       Total assets ......................................................                        740,050,711
                                                                                                                -------------
=============================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Dividends to shareholders ......................................    $     430,726
                          Distributor ....................................................          302,988
                          Other affiliates ...............................................          128,400
                          Administrator ..................................................           15,189           877,303
                                                                                              -------------
                       Accrued expenses ..................................................                             22,254
                                                                                                                -------------
                       Total liabilities .................................................                            899,557
                                                                                                                -------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Net assets ........................................................                      $ 739,151,154
                                                                                                                =============
=============================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------
                       Class A Shares of Common Stock, $.01 par value, 100,000,000
                        shares authorized ................................................                      $     124,014
                       Class B Shares of Common Stock, $.01 par value, 200,000,000
                        shares authorized ................................................                            129,023
                       Class C Shares of Common Stock, $.01 par value, 100,000,000
                        shares authorized ................................................                            236,083
                       Class I Shares of Common Stock, $.01 par value, 100,000,000
                        shares authorized ................................................                            236,847
                       Class R Shares of Common Stock, $.01 par value, 200,000,000
                        shares authorized ................................................                              2,353
                       Paid-in capital in excess of par ..................................                        759,664,084
                       Accumulated distributions in excess of investment income--net .....    $    (120,892)
                       Accumulated realized capital losses on investments and foreign
                        currency transactions allocated from the Portfolio--net ..........      (15,186,689)
                       Unrealized depreciation on investments allocated from the
                        Portfolio--net ...................................................       (5,933,669)
                                                                                              -------------
                       Total accumulated losses--net .....................................                        (21,241,250)
                                                                                                                -------------
                       Net Assets ........................................................                      $ 739,151,154
                                                                                                                =============
=============================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------
                       Class A--Based on net assets of $125,950,264 and 12,401,374
                        shares outstanding ...............................................                      $       10.16
                                                                                                                =============
                       Class B--Based on net assets of $130,802,191 and 12,902,340
                        shares outstanding ...............................................                      $       10.14
                                                                                                                =============
                       Class C--Based on net assets of $239,262,807 and 23,608,299
                        shares outstanding ...............................................                      $       10.13
                                                                                                                =============
                       Class I--Based on net assets of $240,749,275 and 23,684,728
                        shares outstanding ...............................................                      $       10.16
                                                                                                                =============
                       Class R--Based on net assets of $2,386,617 and 235,295 shares
                        outstanding ......................................................                      $       10.14
                                                                                                                =============

      See Notes to Financial Statements.


12          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Statement of Operations                          Merrill Lynch Low Duration Fund

For the Year Ended June 30, 2004
=============================================================================================================================
Investment Income Allocated from the Portfolio--Net
-----------------------------------------------------------------------------------------------------------------------------
                       Net investment income allocated from the Portfolio:
                          Interest .......................................................                      $  27,602,162
                          Dividends ......................................................                            201,047
                          Securities lending--net ........................................                             21,885
                          Expenses .......................................................                         (2,096,563)
                                                                                                                -------------
                       Net investment income allocated from the Portfolio ................                         25,728,531
                                                                                                                -------------
=============================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------
                       Account maintenance and distribution fees--Class C ................    $   2,283,227
                       Administration fees ...............................................        1,891,232
                       Account maintenance and distribution fees--Class B ................        1,218,199
                       Account maintenance fees--Class A .................................          357,294
                       Transfer agent fees--Class C ......................................          282,722
                       Transfer agent fees--Class I ......................................          217,334
                       Transfer agent fees--Class B ......................................          156,088
                       Transfer agent fees--Class A ......................................          137,999
                       Registration fees .................................................          117,623
                       Printing and shareholder reports ..................................           53,645
                       Account maintenance and distribution fees--Class R ................            7,157
                       Transfer agent fees--Class R ......................................            1,462
                                                                                              -------------
                       Total expenses ....................................................                          6,723,982
                                                                                                                -------------
                       Investment income--net ............................................                         19,004,549
                                                                                                                -------------
=============================================================================================================================
Realized & Unrealized Loss on Investments Allocated from the Portfolio--Net
-----------------------------------------------------------------------------------------------------------------------------
                       Realized loss on investments allocated from the Portfolio--net ....                         (2,237,834)
                       Change in unrealized appreciation/depreciation on investments
                        allocated from the Portfolio--net ................................                        (14,412,826)
                                                                                                                -------------
                       Total realized and unrealized loss on investments allocated
                        from the Portfolio--net ..........................................                        (16,650,660)
                                                                                                                -------------
                       Net Increase in Net Assets Resulting from Operations ..............                      $   2,353,889
                                                                                                                =============

      See Notes to Financial Statements.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           13

[LOGO] Merrill Lynch Investment Managers

Statements of Changes in Net Assets              Merrill Lynch Low Duration Fund

                                                                                                     For the Year Ended
                                                                                                           June 30,
                                                                                              -------------------------------
Increase (Decrease) in Net Assets:                                                                  2004             2003
=============================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $  19,004,549     $  12,780,582
                       Realized gain (loss) on investments allocated from the
                        Portfolio--net ...................................................       (2,237,834)        1,729,075
                       Change in unrealized appreciation/depreciation on investments
                        allocated from the Portfolio--net ................................      (14,412,826)        7,502,338
                                                                                              -------------------------------
                       Net increase in net assets resulting from operations ..............        2,353,889        22,011,995
                                                                                              -------------------------------
=============================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class A ........................................................       (4,000,377)       (3,951,943)
                          Class B ........................................................       (2,888,117)       (2,616,559)
                          Class C ........................................................       (5,423,362)       (4,992,750)
                          Class I ........................................................       (6,749,059)       (1,467,547)
                          Class R ........................................................          (35,048)               (2)
                                                                                              -------------------------------
                       Net decrease in net assets resulting from dividends to shareholders      (19,095,963)      (13,028,801)
                                                                                              -------------------------------
=============================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------
                       Net increase in net assets derived from capital share transactions        17,705,029       405,029,497
                                                                                              -------------------------------
=============================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets ......................................          962,955       414,012,691
                       Beginning of year .................................................      738,188,199       324,175,508
                                                                                              -------------------------------
                       End of year* ......................................................    $ 739,151,154     $ 738,188,199
                                                                                              ===============================
                          * Accumulated distributions in excess of investment income--net     $    (120,892)    $     (97,547)
                                                                                              ===============================

      See Notes to Financial Statements.


14          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Financial Highlights                             Merrill Lynch Low Duration Fund

                                                                                               Class A
                                                                 -----------------------------------------------------------------
The following per share data and ratios have been derived                       For the Year Ended                 For the Period
from information provided in the financial statements.                               June 30,                     October 6, 2000+
                                                                 -----------------------------------------------    to June 30,
Increase (Decrease) in Net Asset Value:                              2004             2003@@            2002@@         2001@@
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .    $     10.38       $     10.16       $     10.19       $     10.00
                                                                 -----------------------------------------------------------------
                       Investment income--net ...............            .29++             .31++             .34++             .36
                       Realized and unrealized gain (loss) on
                        investments and foreign currency
                        transactions allocated from the
                        Portfolio--net ......................           (.22)              .23               .12               .19
                                                                 -----------------------------------------------------------------
                       Total from investment operations .....            .07               .54               .46               .55
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............           (.29)             (.32)             (.48)             (.36)
                          Realized gain on investments
                           allocated from the Portfolio--net              --                --              (.01)               --
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ....           (.29)             (.32)             (.49)             (.36)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .......    $     10.16       $     10.38       $     10.16       $     10.19
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...            .66%             5.36%             4.53%             5.58%@
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver and
                        reimbursement and excluding
                        reorganization expenses+++ ..........            .89%              .95%              .83%              .83%*
                                                                 =================================================================
                       Expenses+++ ..........................            .89%             1.00%             1.02%             8.76%*
                                                                 =================================================================
                       Investment income--net ...............           2.78%             3.03%             4.04%             5.75%*
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ......................    $   125,950       $   152,780       $   110,014       $       268
                                                                 =================================================================
                       Portfolio turnover of Low Duration
                        Master Portfolio ....................         107.13%           198.09%            70.92%           192.04%
                                                                 =================================================================

*     Annualized.
** Total investment returns exclude the effect of sales charges. If applicable, the Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Effective April 14, 2003, Class D Shares were redesignated Class A Shares.

      See Notes to Financial Statements.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           15

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (continued)                 Merrill Lynch Low Duration Fund

                                                                                               Class B
                                                                 -----------------------------------------------------------------
The following per share data and ratios have been derived                        For the Year Ended                For the Period
from information provided in the financial statements.                                June 30,                    October 6, 2000+
                                                                 -----------------------------------------------     to June 30,
Increase (Decrease) in Net Asset Value:                              2004              2003              2002            2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .    $     10.37       $     10.14       $     10.18       $     10.00
                                                                 -----------------------------------------------------------------
                       Investment income--net ...............            .22++             .24++             .37++             .33
                       Realized and unrealized gain (loss) on
                        investments and foreign currency
                        transactions allocated from the
                        Portfolio--net ......................           (.23)              .24               .01               .18
                                                                 -----------------------------------------------------------------
                       Total from investment operations .....           (.01)              .48               .38               .51
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............           (.22)             (.25)             (.41)             (.33)
                          Realized gain on investments
                           allocated from the Portfolio--net              --                --              (.01)               --
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ....           (.22)             (.25)             (.42)             (.33)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .......    $     10.14       $     10.37       $     10.14       $     10.18
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...           (.11%)            4.77%             3.75%             5.16%@
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver and
                        reimbursement and excluding
                        reorganization expenses+++ ..........           1.56%             1.61%             1.48%             1.48%*
                                                                 =================================================================
                       Expenses+++ ..........................           1.56%             1.66%             1.70%             9.41%*
                                                                 =================================================================
                       Investment income--net ...............           2.12%             2.36%             3.75%             5.10%*
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ......................    $   130,802       $   139,688       $    64,457       $     5,016
                                                                 =================================================================
                       Portfolio turnover of Low Duration
                        Master Portfolio ....................         107.13%           198.09%            70.92%           192.04%
                                                                 =================================================================

*     Annualized.
** Total investment returns exclude the effect of sales charges. If applicable, the Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


16          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Financial Highlights (continued)                 Merrill Lynch Low Duration Fund

                                                                                              Class C
                                                                 -----------------------------------------------------------------
The following per share data and ratios have been derived                       For the Year Ended                 For the Period
from information provided in the financial statements.                               June 30,                     October 6, 2000+
                                                                 -----------------------------------------------     to June 30,
Increase (Decrease) in Net Asset Value:                              2004              2003              2002            2001
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .    $     10.36       $     10.14       $     10.18       $     10.00
                                                                 -----------------------------------------------------------------
                       Investment income--net ...............            .22++             .24++             .35++             .32
                       Realized and unrealized gain (loss) on
                        investments and foreign currency
                        transactions allocated from the
                        Portfolio--net ......................           (.23)              .23               .03               .18
                                                                 -----------------------------------------------------------------
                       Total from investment operations .....           (.01)              .47               .38               .50
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............           (.22)             (.25)             (.41)             (.32)
                          Realized gain on investments
                           allocated from the Portfolio--net              --                --              (.01)               --
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ....           (.22)             (.25)             (.42)             (.32)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .......    $     10.13       $     10.36       $     10.14       $     10.18
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...           (.11%)            4.68%             3.75%             5.10%@
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver and
                        reimbursement and excluding
                        reorganization expenses+++ ..........           1.56%             1.61%             1.48%             1.48%*
                                                                 =================================================================
                       Expenses+++ ..........................           1.56%             1.66%             1.68%             9.41%*
                                                                 =================================================================
                       Investment income--net ...............           2.12%             2.37%             3.62%             5.10%*
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ......................    $   239,263       $   263,066       $   126,380       $     4,754
                                                                 =================================================================
                       Portfolio turnover of Low Duration
                        Master Portfolio ....................         107.13%           198.09%            70.92%           192.04%
                                                                 =================================================================

*     Annualized.
** Total investment returns exclude the effect of sales charges. If applicable, the Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.

      See Notes to Financial Statements.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           17

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (continued)                 Merrill Lynch Low Duration Fund

                                                                                               Class I
                                                                 -----------------------------------------------------------------
The following per share data and ratios have been derived                       For the Year Ended                 For the Period
from information provided in the financial statements.                               June 30,                     October 6, 2000+
                                                                 -----------------------------------------------     to June 30,
Increase (Decrease) in Net Asset Value:                              2004             2003@@            2002@@          2001@@
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period .    $     10.39       $     10.17       $     10.21       $     10.00
                                                                 -----------------------------------------------------------------
                       Investment income--net ...............            .31++             .31++             .45++             .40
                       Realized and unrealized gain (loss) on
                        investments and foreign currency
                        transactions allocated from the
                        Portfolio--net ......................           (.23)              .25               .02               .19
                                                                 -----------------------------------------------------------------
                       Total from investment operations .....            .08               .56               .47               .59
                                                                 -----------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ............           (.31)             (.34)             (.50)             (.38)
                          Realized gain on investments
                           allocated from the Portfolio--net              --                --              (.01)               --
                                                                 -----------------------------------------------------------------
                       Total dividends and distributions ....           (.31)             (.34)             (.51)             (.38)
                                                                 -----------------------------------------------------------------
                       Net asset value, end of period .......    $     10.16       $     10.39       $     10.17       $     10.21
                                                                 =================================================================
==================================================================================================================================
Total Investment Return**
----------------------------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ...            .81%             5.61%             4.68%             5.95%@
                                                                 =================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver and
                        reimbursement and excluding
                        reorganization expenses+++ ..........            .65%              .70%              .58%              .58%*
                                                                 =================================================================
                       Expenses+++ ..........................            .65%              .75%              .78%             8.51%*
                                                                 =================================================================
                       Investment income--net ...............           3.00%             3.29%             4.51%             6.00%*
                                                                 =================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period
                        (in thousands) ......................    $   240,749       $   182,654       $    23,325       $     1,156
                                                                 =================================================================
                       Portfolio turnover of Low Duration
                        Master Portfolio ....................         107.13%           198.09%            70.92%           192.04%
                                                                 =================================================================

*     Annualized.
** Total investment returns exclude the effect of sales charges. If applicable, the Portfolio's investment adviser reimbursed a portion of the Fund's expenses. Without such reimbursement, the Fund's performance would have been lower.
+     Commencement of operations.
++    Based on average shares outstanding.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
@     Aggregate total investment return.
@@    Effective April 14, 2003, Class A Shares were redesignated Class I Shares.

      See Notes to Financial Statements.


18          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Financial Highlights (concluded)                 Merrill Lynch Low Duration Fund

                                                                                            Class R
                                                                                  -----------------------------
The following per share data and ratios have been derived                          For the      For the Period
from information provided in the financial statements.                            Year Ended   January 3, 2003+
                                                                                   June 30,       to June 30,
Increase (Decrease) in Net Asset Value:                                              2004            2003
==============================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ..............        $   10.37          $   10.29
                                                                                  ----------------------------
                       Investment income--net@ ...........................              .17                .18
                       Realized and unrealized gain (loss) on
                        investments allocated from the Portfolio--net ....             (.11)               .08
                                                                                  ----------------------------
                       Total from investment operations ..................              .06                .26
                                                                                  ----------------------------
                       Less dividends from investment income--net ........             (.29)              (.18)
                                                                                  ----------------------------
                       Net asset value, end of period ....................        $   10.14          $   10.37
                                                                                  ============================
==============================================================================================================
Total Investment Return**
--------------------------------------------------------------------------------------------------------------
                       Based on net asset value per share ................              .56%              2.55%++
                                                                                  ============================
==============================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------
                       Expenses, excluding reorganization expenses+++ ....             1.16%              1.19%*
                                                                                  ============================
                       Expenses+++ .......................................             1.16%              1.28%*
                                                                                  ============================
                       Investment income--net ............................             2.42%              2.74%*
                                                                                  ============================
==============================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ..........        $   2,387                 --@@
                                                                                  ============================
                       Portfolio turnover of Low Duration Master Portfolio           107.13%            198.09%
                                                                                  ============================

*     Annualized.
**    Total investment returns exclude the effect of sales charges.
+     Commencement of operations.
++    Aggregate total investment return.
+++   Includes the Fund's share of the Portfolio's allocated expenses.
@     Based on average shares outstanding.
@@    Amount is less than $1,000.

      See Notes to Financial Statements.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           19

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                    Merrill Lynch Low Duration Fund

1. Significant Accounting Policies:

Merrill Lynch Low Duration Fund (the "Fund") is a fund of Merrill Lynch Investment Managers Funds, Inc. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, which is organized as a Maryland Corporation. The Fund seeks to achieve its investment objective by investing all of its assets in Low Duration Master Portfolio (the "Portfolio") of Fund Asset Management Master Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Portfolio owned by the Fund at June 30, 2004 was 100%. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers multiple classes of shares. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B, Class C and Class R Shares bear certain expenses related to the account maintenance of such shares, and Class B, Class C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in
Note 1a of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Portfolio are accounted for on a trade date basis.

(g) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $131,784 has been reclassified between accumulated realized capital losses on investments and accumulated distributions in excess of investment income and $63,715 has been reclassified between accumulated distributions in excess of investment income and paid-in capital in excess of par as a result of permanent differences attributable to swap transactions and non-deductible expenses. These reclassifications have no effect on net assets or net asset values per share.

2. Transactions with Affiliates:

The Company has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Company has also entered into a Distribution Agreement and Distributions Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), an indirect, wholly-owned subsidiary of Merrill Lynch Group, Inc.


20          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Notes to Financial Statements (continued)        Merrill Lynch Low Duration Fund

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                  Account           Distribution
                                              Maintenance Fee            Fee
--------------------------------------------------------------------------------
Class A ..........................                 .25%                  --
Class B ..........................                 .25%                 .65%
Class C ..........................                 .25%                 .65%
Class R ..........................                 .25%                 .25%
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B, Class C and Class R shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B, Class C and Class R shareholders.

For the year ended June 30, 2004, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares and Class I as follows:

--------------------------------------------------------------------------------
                                                   FAMD                  MLPF&S
--------------------------------------------------------------------------------
Class A ..........................                $18,785                $96,205
Class I ..........................                $21,360                $   805
--------------------------------------------------------------------------------

For the year ended June 30, 2004, MLPF&S received contingent deferred sales charges of $374,992 and $236,445 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $137,258 relating to transactions subject to front-end sales charge waivers in Class A Shares.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Company are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $17,705,029 and $405,029,497 for the years ended June 30, 2004 and June 30,
2003, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended June 30, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          6,751,453       $  69,487,712
Automatic conversion of shares .........            198,530           2,041,041
Shares issued to shareholders in
   reinvestment of dividends ...........            188,339           1,934,770
                                                -------------------------------
Total issued ...........................          7,138,322          73,463,523
Shares redeemed ........................         (9,449,863)        (97,055,497)
                                                -------------------------------
Net decrease ...........................         (2,311,541)      $ (23,591,974)
                                                ===============================

--------------------------------------------------------------------------------
Class A Shares for the Year                                            Dollar
Ended June 30, 2003                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          5,435,945       $  56,020,611
Automatic conversion of shares .........            385,549           3,939,699
Shares issued resulting from
   reorganization ......................            773,210           8,068,892
Shares issued to shareholders in
   reinvestment of dividends ...........            197,594           2,035,808
                                                -------------------------------
Total issued ...........................          6,792,298          70,065,010
Shares redeemed ........................         (2,908,773)        (29,990,966)
                                                -------------------------------
Net increase ...........................          3,883,525       $  40,074,044
                                                ===============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended June 30, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          4,428,310       $  45,418,908
Shares issued to shareholders in
   reinvestment of dividends ...........            174,633           1,791,016
                                                -------------------------------
Total issued ...........................          4,602,943          47,209,924
Automatic conversion of shares .........           (198,908)         (2,041,041)
Shares redeemed ........................         (4,977,663)        (51,045,687)
                                                -------------------------------
Net decrease ...........................           (573,628)      $  (5,876,804)
                                                ===============================

--------------------------------------------------------------------------------
Class B Shares for the Year                                            Dollar
Ended June 30, 2003                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          9,970,842       $ 102,372,451
Shares issued resulting from
   reorganization ......................            148,975           1,551,900
Shares issued to shareholders in
   reinvestment of dividends ...........            151,779           1,562,601
                                                -------------------------------
Total issued ...........................         10,271,596         105,486,952
Automatic conversion of shares .........           (386,259)         (3,939,699)
Shares redeemed ........................         (2,765,779)        (28,468,694)
                                                -------------------------------
Net increase ...........................          7,119,558       $  73,078,559
                                                ===============================

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended June 30, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          8,767,567       $  89,913,446
Shares issued to shareholders in
   reinvestment of dividends ...........            365,930           3,751,864
                                                -------------------------------
Total issued ...........................          9,133,497          93,665,310
Shares redeemed ........................        (10,910,203)       (111,867,835)
                                                -------------------------------
Net decrease ...........................         (1,776,706)      $ (18,202,525)
                                                ===============================


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           21

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)        Merrill Lynch Low Duration Fund

--------------------------------------------------------------------------------
Class C Shares for the Year                                            Dollar
Ended June 30, 2003                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         18,094,112       $ 185,812,014
Shares issued resulting from
   reorganization ......................             38,920             405,345
Shares issued to shareholders in
   reinvestment of dividends ...........            329,001           3,385,682
                                                -------------------------------
Total issued ...........................         18,462,033         189,603,041
Shares redeemed ........................         (5,542,453)        (57,048,508)
                                                -------------------------------
Net increase ...........................         12,919,580       $ 132,554,533
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended June 30, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         15,956,616       $ 164,260,583
Shares issued to shareholders in
   reinvestment of dividends ...........            514,339           5,286,505
                                                -------------------------------
Total issued ...........................         16,470,955         169,547,088
Shares redeemed ........................        (10,359,777)       (106,588,614)
                                                -------------------------------
Net increase ...........................          6,111,178       $  62,958,474
                                                ===============================

--------------------------------------------------------------------------------
Class I Shares for the Year                                            Dollar
Ended June 30, 2003                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................          5,633,201       $  58,229,344
Shares issued resulting from
   reorganization ......................         12,582,078         131,422,146
Shares issued to shareholders in
   reinvestment of dividends ...........             92,757             962,617
                                                -------------------------------
Total issued ...........................         18,308,036         190,614,107
Shares redeemed ........................         (3,028,336)        (31,291,850)
                                                -------------------------------
Net increase ...........................         15,279,700       $ 159,322,257
                                                ===============================

--------------------------------------------------------------------------------
Class R Shares for the Year                                            Dollar
Ended June 30, 2004                                 Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................            354,789       $   3,644,203
Shares issued to shareholders in
   reinvestment of dividends ...........              3,279              33,588
                                                -------------------------------
Total issued ...........................            358,068           3,677,791
Shares redeemed ........................           (122,783)         (1,259,933)
                                                -------------------------------
Net increase ...........................            235,285       $   2,417,858
                                                ===============================

--------------------------------------------------------------------------------
Class R Shares for the Period                                          Dollar
January 3, 2003+ to June 30, 2003                   Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................                  9       $         100
Shares issued to shareholders in
   reinvestment of dividends ...........                  1                   4
                                                -------------------------------
Net increase ...........................                 10       $         104
                                                ===============================

+     Commencement of operations.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended June 30, 2004 and June 30, 2003 was as follows:

--------------------------------------------------------------------------------
                                                   6/30/2004          6/30/2003
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income .......................        $19,095,963        $13,028,801
                                                  ------------------------------
Total taxable distributions ..............        $19,095,963        $13,028,801
                                                  ==============================

As of June 30, 2004, the components of accumulated losses on a tax basis were as follows:

--------------------------------------------------------------------------------
Undistributed ordinary income--net ......................        $         --
Undistributed long-term capital gains--net ..............                  --
                                                                 ------------
Total undistributed earnings--net .......................                  --
Capital loss carryforward ...............................         (13,013,037)*
Unrealized losses--net ..................................          (8,228,213)**
                                                                 ------------
Total accumulated losses--net ...........................        $(21,241,250)
                                                                 ============

* On June 30, 2004, the Fund had a net capital loss carryforward of $13,013,037, of which $2,721,252 expires in 2007, $6,549,324 expires in
      2008, $1,140,537 expires in 2009, $971,617 expires in 2011 and $1,630,307 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.
** The difference between book-basis and tax-basis net unrealized losses is attributable primarily to distributions applicable to 2004 for tax purposes, the tax deferral of losses on wash sales, the tax deferral of losses on straddles, the realization for tax purposes of unrealized losses on certain futures contracts and the deferral of post-October capital losses for tax purposes.


22          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Report of Independent Registered Public Accounting Firm
                                                 Merrill Lynch Low Duration Fund

To the Board of Directors of Merrill Lynch Investment Managers Funds, Inc. and Shareholders of Merrill Lynch Low Duration Fund:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Low Duration Fund as of June 30, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Low Duration Fund at June 30, 2004, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 16, 2004

Important Tax Information (unaudited)

Of the ordinary income distributions paid monthly by Merrill Lynch Low Duration Fund during the taxable year ended June 30, 2004, 2.64% was attributable to federal obligations.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           23

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments        Low Duration Master Portfolio   (in U.S. dollars)

                          S&P       Moody's   Face
                          Ratings+  Ratings+  Amount        Asset-Backed Securities++                                     Value
====================================================================================================================================
                          AAA       Aaa      $      2,656   Advanta Mortgage Loan Trust, Series 1998-2, Class A17,
                                                            6.05% due 9/25/2018                                        $      2,659
                          AAA       Aaa         1,934,728   CIT Equipment Collateral, Series 2002-VT1, Class A3,
                                                            4.03% due 1/20/2006                                           1,949,756
                          AAA       Aaa         5,845,771   CIT Group Home Equity Loan Trust, Series 2003-1, Class
                                                            A2, 2.35% due 4/20/2027                                       5,837,942
                                                            California Infrastructure, Series 1997-1:
                          AAA       Aaa         1,430,398        PG&E-1, Class A7, 6.42% due 9/25/2008                    1,492,666
                          AAA       Aaa         1,199,399        SCE-1, Class A6, 6.38% due 9/25/2008                     1,253,115
                          AAA       Aaa         4,100,000   Capital One Auto Finance Trust, Series 2003-A, Class A4A,
                                                            2.47% due 1/15/2010                                           3,999,912
                          NR*       NR*         7,000,000   Capital One Master Trust, Series 2000-4, Class C, 2.039%
                                                            due 8/15/2008 (a)(c)                                          7,013,125
                          BBB       Baa2        6,600,000   Chase Credit Card Master Trust, Series 2003-1, Class C,
                                                            2.339% due 4/15/2008 (a)                                      6,667,265
                                                            Chase Funding Mortgage Loan Asset-Backed Certificates:
                          AAA       NR*         4,172,074        Series 1999-4, Class IA6, 7.407% due 9/25/2011           4,365,379
                          AAA       Aaa         3,061,505        Series 2002-3, Class 1A3, 3.55% due 3/25/2022            3,068,922
                                                            Chase Manhattan Auto Owner Trust:
                          A         A2          3,447,942        Series 2002-B, 4.24% due 1/15/2009                       3,499,081
                          A         A2          2,150,000        Series 2003-A, 2.04% due 12/15/2009                      2,112,332
                          AAA       Aaa           452,894   CityScape Home Equity Loan Trust, Series 1996-4, Class
                                                            A10, 7.40% due 9/25/2027 (c)                                    452,485
                          AAA       Aaa           163,374   Countrywide Home Equity Loan Trust, Series 1999-A, 1.559%
                                                            due 4/15/2025 (a)                                               163,452
                                                            Countrywide Home Loans, Inc.:
                          AAA       NR*           383,063        Series 2002-32, Class 1A1, 6% due 11/25/2032               382,677
                          AAA       Aaa         5,283,778        Series 2003-R4, Class 1A1A, 2.216% due 7/25/2019         5,252,852
                          AAA       Aaa         5,000,000   DaimlerChrysler Auto Trust, Series 2001-D, Class A4,
                                                            3.78% due 2/06/2007                                           5,056,136
                                                            First Franklin Mortgage Loan Trust (a):
                          AAA       Aaa         6,934,457        Series 2002-FF4, Class 2A2, 2.80% due 2/25/2033          6,968,025
                          AAA       Aaa         7,898,702        Series 2003-FF5, Class A2, 2.82% due 3/25/2034           7,965,030
                          BBB       Baa2        8,500,000   First National Master Note Trust, Series 2003-2, Class C,
                                                            3.70% due 4/15/2009                                           8,502,451
                          AAA       Aaa         7,300,000   GMAC Mortgage Corporation Loan Trust, Series 2003-HE2,
                                                            Class A2, 3.14% due 6/25/2025                                 7,307,255
                          AAA       Aaa         1,837,315   Harley-Davidson Motorcycle Trust, Series 2001-2, Class
                                                            A2, 4.72% due 6/15/2009                                       1,872,661
                          AAA       Aaa         3,189,918   IKON Receivables LLC, Series 2003-1, Class A3B, 2.33%
                                                            due 12/15/2007                                                3,190,177
                          AAA       Aaa           335,764   John Deere Owner Trust, Series 2001-A, Class A3, 3.26%
                                                            due 10/17/2005                                                  336,261
                          AAA       Aaa         1,725,911   M & I Auto Loan Trust, Series 2001-1, Class A4, 4.97%
                                                            due 3/20/2007                                                 1,748,767
                                                            MBNA Credit Card Master Note Trust:
                          BBB       Baa2        4,100,000        Series 2001-C3, Class C3, 6.55% due 12/15/2008           4,325,443
                          BBB       Baa2        7,000,000        Series 2002-C5, Class C5, 4.05% due 1/15/2008            7,090,677
                          AAA       Aaa         1,957,712   PSE&G Transition Funding LLC, Series 2001-1, Class A2,
                                                            5.74% due 3/15/2007                                           1,991,969
                          AAA       Aaa         1,965,701   Residential Asset Securities Corporation, Series
                                                            2002-KS8, Class A2, 3.04% due 5/25/2023                       1,965,864
                          AAA       Aaa            25,342   USAA Auto Owner Trust, Series 2001-2, Class A3, 3.20%
                                                            due 2/15/2006                                                    25,342
                                                            WFS Financial Owner Trust, Class B:
                          AA        Aa2         1,705,509        Series 2003-2, 2.48% due 12/20/2010                      1,700,797
                          AA        Aa2         8,500,000        Series 2003-4, 2.73% due 5/20/2011                       8,464,103
                          A         Aa3         1,125,913   Whole Auto Loan Trust, Series 2002-1, Class B, 2.91%
                                                            due 4/15/2009                                                 1,129,304
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Asset-Backed Securities (Cost--$117,247,586)--15.8%   117,153,882
                          ==========================================================================================================

                                                            Government & Agency Obligations
====================================================================================================================================
                          AAA       Aaa        17,500,000   Federal Home Loan Mortgage Corporation, 1.75%
                                                            due 8/15/2005                                                17,384,167
                          AAA       Aaa        17,500,000   Federal National Mortgage Association, 1.875%
                                                            due 9/15/2005                                                17,387,510
                                                            U.S. Treasury Notes:
                          AAA       Aaa         4,303,000        1.875% due 9/30/2004 (b)                                 4,308,379
                          AAA       Aaa         4,530,000        7% due 7/15/2006                                         4,908,151
                          AAA       Aaa         2,900,000        2.625% due 5/15/2008                                     2,809,036
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Government & Agency Obligations
                                                            (Cost--$47,253,814)--6.3%                                    46,797,243
                          ==========================================================================================================


24          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

                               Low Duration Master Portfolio   (in U.S. dollars)

                          S&P       Moody's   Face
                          Ratings+  Ratings+  Amount        Government Agency Mortgage-Backed Securities++                Value
====================================================================================================================================
                                                            Federal Home Loan Mortgage Corporation:
                          AAA       Aaa      $  2,870,096        2.182% due 9/27/2007                                  $  2,867,142
                          AAA       Aaa        11,389,955        2.75% due 7/15/2018                                     10,661,296
                          AAA       Aaa         5,916,982        3.25% due 12/15/2013                                     5,754,014
                          AAA       Aaa         6,496,250        4% due 3/15/2014                                         6,295,983
                          AAA       Aaa         9,119,314        4% due 12/15/2022                                        9,066,370
                          AAA       Aaa        35,583,000        5% due 7/15/2019                                        35,594,102
                          AAA       Aaa        12,177,177        6% due 5/01/2016--6/01/2017                             12,708,679
                          AAA       Aaa         3,105,265        6.50% due 8/01/2016--2/01/2017                           3,280,975
                                                            Federal National Mortgage Association:
                          AAA       Aaa         5,522,852        2.01% due 11/25/2033                                     5,492,423
                          AAA       Aaa         8,210,491        3.50% due 11/25/2017                                     7,986,348
                          AAA       Aaa         6,248,648        4% due 3/25/2017                                         6,119,566
                          AAA       Aaa         8,500,000        4.50% due 11/25/2025                                     8,333,663
                          AAA       Aaa         1,917,761        5% due 3/25/2018                                         1,910,298
                          AAA       Aaa         1,181,839        6.50% due 8/01/2032--9/01/2032                           1,231,900
                          AAA       Aaa        13,302,773        8% due 7/01/2027--11/01/2032                            14,441,088
                                                            Government National Mortgage Association:
                          AAA       Aaa       144,187,444        2.349% due 11/16/2007 (a)(d)                             4,526,044
                          AAA       Aaa         5,125,754        2.848% due 6/16/2018                                     5,045,687
                          AAA       Aaa         4,440,831        3.313% due 4/16/2017                                     4,404,163
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Government Agency Mortgage-Backed Securities
                                                            (Cost--$147,076,162)--19.7%                                 145,719,741
                          ==========================================================================================================

                                                            Non-Government Agency Mortgage-Backed Securities++
====================================================================================================================================
Collateralized Mortgage   NR*       Aaa           178,607   BlackRock Capital Finance LP, Series 1997-R2, Class AP,
Obligations--4.5%                                           8.448% due 12/25/2035 (a)(c)                                    182,179
                          NR*       NR*            36,980   Housing Securities Inc., Series 1994-2, Class B1, 6.50%
                                                            due 7/25/2009                                                    32,595
                          NR*       Aaa           657,373   Ocwen Residential MBS Corporation, Series 1998-R2, Class
                                                            AP, 6.898% due 11/25/2034 (a)(c)                                650,800
                          AAA       NR*           833,670   PNC Mortgage Securities Corp., Series 1999-4, Class 1A5,
                                                            6.20% due 6/25/2029                                             837,027
                          AAA       Aaa         5,000,000   Permanent Financing PLC, Series 1, Class 2A, 4.20%
                                                            due 6/10/2007                                                 5,075,651
                          NR*       Aaa            62,527   Salomon Brothers Mortgage Securities VI, Series 1986-1,
                                                            Class A, 6% due 12/25/2011                                       62,450
                          AAA       Aaa         2,767,173   Structured Asset Securities Corporation, Series 2002-19,
                                                            Class A1, 4.20% due 10/25/2032                                2,777,742
                                                            Structured Mortgage Asset Residential Trust:
                          AAA       Aaa             7,247        Series 1991-1, Class H, 8.25% due 6/25/2022                  7,660
                          AAA       Aaa             6,345        Series 1992-3A, Class AA, 8% due 10/25/2007                  6,594
                          NR*       NR*           155,268   Walsh Acceptance, Series 1997-2, Class A, 2.30%
                                                            due 3/01/2027 (a)(c)                                             81,516
                                                            Washington Mutual, Inc. (a):
                          BB        NR*           526,598        Series 2000-1, Class B1, 5.30% due 1/25/2040 (c)           522,072
                          AAA       Aaa        23,660,809        Series 2004-AR3, Class A1, 3.92% due 6/25/2034          23,390,482
                                                                                                                       -------------
                                                                                                                         33,626,768
====================================================================================================================================
Commercial                AAA       Aaa         2,215,814   Banc of America Commercial Mortgage Inc., Series 2000-1,
Mortgage-Backed                                             Class A1A, 7.109% due 11/15/2008                              2,380,880
Securities--3.9%          NR*       Aaa         7,074,790   Banc of America Mortgage Securities, Series 2003-J, Class
                                                            2A1, 4.181% due 11/25/2033 (a)                                7,055,103
                          AAA       Aaa         1,515,941   CS First Boston Mortgage Securities Corp., Series
                                                            2001-CK6, Class A1, 4.393% due 7/15/2006                      1,534,085
                          NR*       Aaa           952,468   First Union NB--Bank of America Commercial Mortgage
                                                            Trust, Series 2001-C1, Class A1, 5.711% due 3/15/2033           992,416
                          AAA       NR*         1,898,588   GS Mortgage Securities Corporation II, Series 1998-C1,
                                                            Class A1, 6.06% due 10/18/2030                                1,945,576
                          AAA       Aaa         8,300,000   Greenwich Capital Commercial Funding Corporation, Series
                                                            2004-GG1, Class A2, 3.835% due 6/10/2036                      8,266,954
                          AAA       NR*         2,036,465   Nomura Asset Securities Corporation, Series 1995-MD3,
                                                            Class A1B, 8.15% due 3/04/2020                                2,089,692
                          AAA       Aaa         4,329,078   Saxon Asset Securities Trust, Series 2002-3, Class AV,
                                                            1.70% due 12/25/2032 (a)                                      4,338,409
                                                                                                                       -------------
                                                                                                                         28,603,115


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           25

[LOGO] Merrill Lynch Investment Managers

                               Low Duration Master Portfolio   (in U.S. dollars)

                          S&P       Moody's   Face
                          Ratings+  Ratings+  Amount        Non-Government Agency Mortgage-Backed Securities++             Value
====================================================================================================================================
Stripped                  AAA       Aaa      $ 86,381,527   CS First Boston Mortgage Securities Corp., Series
Mortgage-Backed                                             2003-CPN1, Class ASP, 1.584% due 3/15/2035 (a)(d)          $  5,582,933
Securities--1.9%          AAA       Aaa        35,000,000   Greenwich Capital Commercial Funding Corporation, Series
                                                            2002-C1, Class XP, 2.059% due 1/11/2035 (a)(d)                3,063,641
                          AAA       NR*        85,000,000   LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class
                                                            XCP, 1.475% due 10/15/2035 (a)(d)                             5,196,501
                                                                                                                       -------------
                                                                                                                         13,843,075
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Non-Government Agency Mortgage-Backed Securities
                                                            (Cost--$76,867,447)--10.3%                                   76,072,958
                          ==========================================================================================================

Industry@                                                   Corporate Bonds & Notes
====================================================================================================================================
Aerospace &               BBB-      Baa3        1,250,000   Goodrich Corporation, 6.45% due 4/15/2008                     1,338,492
Defense--0.5%             AAA       Aaa         2,156,594   Systems 2001 Asset Trust, 6.664% due 9/15/2013 (c)            2,325,823
                                                                                                                       -------------
                                                                                                                          3,664,315
====================================================================================================================================
Building                  BB+       Ba1         2,500,000   D.R. Horton, Inc., 7.50% due 12/01/2007                       2,700,000
Products--0.4%
====================================================================================================================================
Cable--U.S.--1.2%         BBB       Baa3        1,440,000   Comcast Cable Communications, Inc., 6.375% due 1/30/2006      1,507,748
                          BB-       Ba3         2,600,000   EchoStar DBS Corporation, 4.36% due 10/01/2008 (a)            2,707,250
                          BBB       Baa3        4,500,000   TCI Communications Inc., 8.35% due 2/15/2005                  4,666,433
                                                                                                                       -------------
                                                                                                                          8,881,431
====================================================================================================================================
Canadian                  BB        Ba2         1,700,000   Abitibi-Consolidated Inc., 6.95% due 12/15/2006 (2)           1,742,281
Corporates**--0.2%
====================================================================================================================================
Containers--0.4%          BBB       Baa3        2,885,000   Sealed Air Corporation, 5.375% due 4/15/2008                  2,983,485
====================================================================================================================================
Finance--2.3%                                               Household Finance Corporation:
                          A         A1            500,000        6.50% due 1/24/2006                                        527,027
                          A         A1          2,085,000        6.50% due 11/15/2008                                     2,252,747
                          A         A1          3,500,000        4.125% due 12/15/2008                                    3,450,016
                                                            Sigma Finance Incorporated:
                          AAA       Aaa         5,500,000        1.12% due 8/15/2011                                      5,500,000
                          AAA       Aaa         2,700,000        2.38% due 3/31/2014 (a)                                  2,698,750
                          A-        A3          2,745,000   Textron Financial Corporation, 2.75% due 6/01/2006            2,721,602
                                                                                                                       -------------
                                                                                                                         17,150,142
====================================================================================================================================
Finance--                 A+        Aa2         5,000,000   Bank of America Corporation, 4.75% due 10/15/2006             5,161,025
Banks--3.5%               BBB-      Baa2        1,310,000   Capital One Bank, 4.875% due 5/15/2008                        1,324,086
                          BB+       Baa3        2,680,000   FirstBank Puerto Rico, 7.625% due 12/20/2005                  2,807,257
                                                            FleetBoston Financial Corporation:
                          A+        Aa2         1,000,000        7.25% due 9/15/2005                                      1,053,790
                          A+        Aa2         4,500,000        3.85% due 2/15/2008                                      4,482,405
                          A+        A1          1,500,000   Mellon Bank, NA, 7% due 3/15/2006                             1,609,392
                          BBB+      A3            670,000   Popular North America, Inc., 3.875% due 10/01/2008              655,924
                          A+        Aa3         5,000,000   U.S. Bancorp, 6.875% due 12/01/2004                           5,100,260
                          A-        A3            825,000   Washington Mutual, Inc., 5.625% due 1/15/2007                   863,055
                          AA-       Aa1         3,050,000   Wells Fargo & Company, 6.625% due 7/15/2004                   3,053,941
                                                                                                                       -------------
                                                                                                                         26,111,135
====================================================================================================================================
Finance--                 AA-       Aa1         5,000,000   Associates Corporation of North America, 6% due 7/15/2005     5,170,990
Other--12.2%              A         A1          2,400,000   The Bear Stearns Companies Inc., 7.80% due 8/15/2007          2,676,382
                          A         A3          1,125,000   Boeing Capital Corporation, 7.10% due 9/27/2005               1,187,990
                          A-        A3          1,600,000   Conoco Funding Company, 5.45% due 10/15/2006                  1,674,774
                          A         A3          4,650,000   Countrywide Home Loans, Inc., 4.25% due 12/19/2007            4,696,212
                          A+        Aa3         3,000,000   Credit Suisse First Boston (USA) Inc., 4.70%
                                                            due 6/01/2009                                                 3,008,811
                          BBB+      Baa2        4,500,000   Deutsche Telekom International Finance BV, 8.25%
                                                            due 6/15/2005                                                 4,731,421
                                                            Ford Motor Credit Company:
                          BBB-      A3          2,000,000        7.50% due 3/15/2005                                      2,066,620
                          BBB-      A3          5,500,000        2.036% due 6/30/2005 (a)                                 5,495,715


26          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

                               Low Duration Master Portfolio   (in U.S. dollars)

                          S&P       Moody's   Face
Industry@                 Ratings+  Ratings+  Amount        Corporate Bonds & Notes                                       Value
====================================================================================================================================
Finance--Other                                              Ford Motor Credit Company (concluded):
(concluded)               BBB-      A3       $  5,250,000        7.60% due 8/01/2005                                   $  5,496,036
                          BBB-      A3          4,000,000        6.875% due 2/01/2006                                     4,195,588
                          BBB-      A3          6,000,000        6.50% due 1/25/2007                                      6,304,362
                          BBB-      A3          2,500,000        7.75% due 2/15/2007                                      2,694,835
                                                            General Motors Acceptance Corporation:
                          BBB       A3          5,750,000        7.50% due 7/15/2005                                      6,006,542
                          BBB       A3          9,750,000        6.125% due 8/28/2007                                    10,173,706
                          A+        A1          1,450,000   Golden West Financial Corporation, 5.50% due 8/08/2006        1,521,717
                                                            The Goldman Sachs Group, Inc.:
                          A+        Aa3         2,000,000        7.50% due 1/28/2005                                      2,059,016
                          A+        Aa3         2,220,000        4.125% due 1/15/2008                                     2,226,724
                          AA-       A1          1,900,000   International Lease Finance Corporation, 2.95%
                                                            due 5/23/2006                                                 1,887,428
                          A+        Aa3         2,970,000   J.P. Morgan Chase & Co., 5.25% due 5/30/2007                  3,099,712
                          BBB       Baa2        3,060,000   MBNA Corporation, 5.625% due 11/30/2007                       3,197,501
                          A+        Aa3         2,500,000   Morgan Stanley, 7.75% due 6/15/2005                           2,621,825
                          A+        A1          3,400,000   Natural Rural Utilities Cooperative Finance Corporation,
                                                            3.25% due 10/01/2007                                          3,332,881
                                                            Pemex Finance Ltd.:
                          A-        Baa1           36,000        9.14% due 8/15/2004                                         36,019
                          A-        Baa1        1,792,083        8.45% due 2/15/2007                                      1,919,070
                          A-        A3            500,000   Prudential Financial, Inc., 3.75% due 5/01/2008                 492,744
                          A+        A2          2,250,000   Verizon Global Funding Corporation, 6.75% due 12/01/2005      2,371,405
                                                                                                                       -------------
                                                                                                                         90,346,026
====================================================================================================================================
Gaming--0.1%              BB+       Ba2           915,000   Mandalay Resort Group, 6.45% due 2/01/2006                      940,163
====================================================================================================================================
Industrial--Consumer      A         A2          1,250,000   Brown-Forman Corporation, 3% due 3/15/2008                    1,207,989
Goods--1.2%               BBB       Baa2        1,200,000   ConAgra Foods, Inc., 7.40% due 9/15/2004                      1,211,714
                          A         A2          2,975,000   Fortune Brands, Inc., 2.875% due 12/01/2006                   2,943,602
                          AA        Aa2         3,350,000   GlaxoSmithKline Capital PLC, 2.375% due 4/16/2007             3,257,419
                                                                                                                       -------------
                                                                                                                          8,620,724
====================================================================================================================================
Industrial--              BBB       Baa2        3,000,000   DTE Energy Company, 2.324% due 6/01/2007 (a)                  2,996,250
Energy--1.3%              BBB       Baa2        2,960,000   Halliburton Company, 1.92% due 1/26/2007 (a)(c)               2,957,141
                          BBB       Baa3        3,400,000   Panhandle Eastern Pipe Line Company, LLC, 2.75%
                                                            due 3/15/2007                                                 3,262,630
                                                                                                                       -------------
                                                                                                                          9,216,021
====================================================================================================================================
Industrial--                                                DaimlerChrysler NA Holding Corporation:
Manufacturing--2.6%       BBB       A3          4,200,000        3.40% due 12/15/2004                                     4,211,474
                          BBB       A3          1,200,000        6.40% due 5/15/2006                                      1,262,995
                          BBB-      Baa3        4,245,000   Lear Corporation, 7.96% due 5/15/2005                         4,426,351
                          BBB       Baa3        2,000,000   Northrop Grumman Corporation, 8.625% due 10/15/2004           2,036,300
                          BBB-      Baa3          915,000   Raytheon Company, 6.50% due 7/15/2005                           947,159
                          BBB-      Baa2        3,000,000   Staples, Inc., 7.125% due 8/15/2007                           3,274,317
                          NR*       Ba1           360,000   The Timken Company, 6.75% due 8/21/2006                         375,607
                          BBB       Baa3        3,000,000   Tyco International Group SA, 6.375% due 2/15/2006             3,149,718
                                                                                                                       -------------
                                                                                                                         19,683,921
====================================================================================================================================
Industrial--                                                Cendant Corporation:
Services--3.3%            BBB       Baa1        1,100,000        6.875% due 8/15/2006                                     1,175,352
                          BBB       Baa1        3,300,000        4.89% due 8/17/2006                                      3,346,134
                          BBB+      Baa2        1,350,000   Fiserv, Inc., 4% due 4/15/2008                                1,339,577
                          BBB-      Ba1         4,000,000   HCA Inc., 7.125% due 6/01/2006                                4,225,368
                          BBB-      Baa3        1,000,000   InterActiveCorp, 6.75% due 11/15/2005                         1,039,210
                          BBB-      Baa3        6,800,000   Liberty Media Corporation, 3.02% due 9/17/2006 (a)            6,926,004
                          BBB       Ba1         2,500,000   Manor Care, Inc., 7.50% due 6/15/2006                         2,662,500
                          BBB-      Baa3        1,250,000   News America Incorporated, 6.75% due 1/09/2038                1,366,691
                          BBB+      Baa1        1,100,000   PHH Corporation, 6% due 3/01/2008                             1,162,176
                          BBB+      Baa1        1,000,000   Time Warner Inc., 5.625% due 5/01/2005                        1,024,492
                                                                                                                       -------------
                                                                                                                         24,267,504
====================================================================================================================================
Industrial--              AAA       Aaa           869,487   American Airlines, Inc., 3.857% due 7/09/2010                   839,805
Transportation--0.4%      BBB       Baa2        2,000,000   CSX Corporation, 6.46% due 6/22/2005                          2,066,278
                                                                                                                       -------------
                                                                                                                          2,906,083


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           27

[LOGO] Merrill Lynch Investment Managers

                               Low Duration Master Portfolio   (in U.S. dollars)

                          S&P       Moody's   Face
Industry@                 Ratings+  Ratings+  Amount        Corporate Bonds & Notes                                       Value
====================================================================================================================================
Insurance--1.3%           A-        Baa2     $  1,570,000   Aon Corporation, 6.70% due 1/15/2007                       $  1,677,716
                          A-        A3          2,000,000   The Hartford Financial Services Group, Inc., 4.70%
                                                            due 9/01/2007                                                 2,049,506
                          A+        A2          3,500,000   Marsh & McLennan Companies, Inc., 3.625% due 2/15/2008        3,452,043
                          A         A2          2,300,000   MetLife, Inc., 3.911% due 5/15/2005                           2,330,638
                          AA        Aa3           385,000   Monumental Global Funding II, 3.85% due 3/03/2008 (c)           384,116
                                                                                                                       -------------
                                                                                                                          9,894,019
====================================================================================================================================
Leisure--0.5%             A-        A3          3,500,000   Carnival Corporation, 3.75% due 11/15/2007                    3,460,411
====================================================================================================================================
Paper--0.4%               BB+       Ba2         2,800,000   Boise Cascade Corporation, 7.66% due 5/27/2005                2,891,000
====================================================================================================================================
Real Estate Investment    BBB       Baa3        5,000,000   Developers Diversified Realty Corporation, 6.95%
Trust--3.5%                                                 due 7/23/2004                                                 5,012,205
                          BBB+      Baa1          950,000   Duke Realty Limited Partnership, 6.875% due 3/15/2005           978,626
                          BBB-      Baa3        4,000,000   IRT Property Company, 7.77% due 4/01/2006                     4,279,264
                                                            Nationwide Health Properties, Inc.:
                          BBB-      Baa3        1,400,000        7.60% due 11/20/2028                                     1,485,975
                          BBB-      Baa3        5,000,000        6.90% due 10/01/2037                                     5,069,380
                          BBB-      Baa3        1,400,000        6.59% due 7/07/2038                                      1,413,626
                          AAA       Aaa         6,951,000   SUSA Partnership, LP, 6.95% due 7/01/2006                     7,466,702
                                                                                                                       -------------
                                                                                                                         25,705,778
====================================================================================================================================
Retail--Stores--0.4%      BBB-      Baa3        2,750,000   Yum! Brands, Inc., 8.50% due 4/15/2006                        2,990,273
====================================================================================================================================
Utilities--               BBB       Baa2        1,250,000   Harris Corporation, 6.35% due 2/01/2028                       1,311,906
Communication--1.8%       BBB-      Baa3        5,200,000   Sprint Capital Corporation, 6% due 1/15/2007                  5,445,575
                          BBB       Baa3        1,500,000   TELUS Corporation, 7.50% due 6/01/2007                        1,633,693
                          BBB+      Baa2        5,000,000   Telecom Italia Capital SA, 4% due 11/15/2008 (c)              4,911,720
                                                                                                                       -------------
                                                                                                                         13,302,894
====================================================================================================================================
Utilities--Electric &     A         A2          2,500,000   Alabama Power Company, 2.80% due 12/01/2006                   2,466,760
Gas--4.2%                 BBB       Baa3        1,465,000   American Electric Power Company, Inc., 6.125%
                                                            due 5/15/2006                                                 1,537,906
                          BBB       Baa2        1,060,000   Appalachian Power Company, 3.60% due 5/15/2008                1,033,505
                          A         A1          4,645,000   Boston Edison Company, 1.64% due 10/15/2005 (a)               4,666,367
                          BBB       Baa2        4,450,000   Conectiv, 5.30% due 6/01/2005                                 4,537,176
                          A-        A3            645,000   Detroit Edison Company, 5.05% due 10/01/2005                    661,056
                                                            Dominion Resources, Inc.:
                          BBB+      Baa1        2,500,000        7.625% due 7/15/2005                                     2,626,227
                          BBB+      Baa1        1,030,000        1.55% due 5/15/2006 (a)                                  1,031,507
                          A-        A2          2,125,000   FPL Group Capital Inc., 1.886% due 3/30/2005 (a)              2,129,037
                          BBB       Baa1        2,500,000   PSE&G Power LLC, 6.875% due 4/15/2006                         2,652,333
                                                            Southern California Edison Company:
                          NR*       Baa2        2,500,000        1.89% due 1/13/2006 (a)                                  2,503,257
                          BBB       Baa2        2,500,000        8% due 2/15/2007                                         2,761,658
                          BB-       Ba2         1,480,000   Westar Energy, Inc., 9.75% due 5/01/2007                      1,685,861
                          BBB-      Baa1          685,000   Xcel Energy, Inc., 3.40% due 7/01/2008                          661,196
                                                                                                                       -------------
                                                                                                                         30,953,846
====================================================================================================================================
Yankee                    A-        Baa1        3,500,000   British Telecommunications PLC, 7.875% due 12/15/2005 (3)     3,742,070
Corporates**--1.5%        BBB+      Baa2        2,500,000   France Telecom, 8.20% due 3/01/2006 (3)                       2,680,347
                                                            Pemex Project Funding Master Trust (a)(c)(1):
                          BBB-      Baa1        1,520,000        3.078% due 1/07/2005                                     1,532,160
                          BBB-      Baa1        3,500,000        2.82% due 6/15/2010                                      3,515,750
                                                                                                                       -------------
                                                                                                                         11,470,327
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Corporate Bonds & Notes (Cost--$317,697,041)--43.2%   319,881,779
                          ==========================================================================================================

                                              Shares
                                              Held          Common Stocks
====================================================================================================================================
Utilities--                                        73,047   MCI, Inc. (e)                                                 1,054,068
Communication--0.2%       ----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks (Cost--$5,181,369)--0.2%                  1,054,068


28          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

                               Low Duration Master Portfolio   (in U.S. dollars)

Preferred Securities

                                              Shares
Industry@                                     Held          Preferred Stocks                                              Value
====================================================================================================================================
Finance--Other--0.1%                                1,500   Home Ownership Funding Corporation II (c)                  $    651,305
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Preferred Stocks (Cost--$1,500,000)--0.1%                 651,305
                          ==========================================================================================================

                          S&P       Moody's   Face
                          Ratings+  Ratings+  Amount        Trust Preferred
====================================================================================================================================
Aerospace &               NR*       NR*      $  8,490,000   RC Trust I, 7% due 5/15/2006                                  9,019,010
Defense--1.2%
====================================================================================================================================
Utilities--Electric &     BB+       Ba1         5,120,000   PPL Capital Funding, Inc., 7.29% due 5/18/2006                5,375,437
Gas--0.7%                 ----------------------------------------------------------------------------------------------------------
                                                            Total Trust Preferred (Cost--$14,425,132)--1.9%              14,394,447
                          ==========================================================================================================
                                                            Total Preferred Securities (Cost--$15,925,132)--2.0%         15,045,752
                          ==========================================================================================================

                                              Beneficial
                                              Interest      Other Interests (f)
====================================================================================================================================
Utilities--                                  $      5,000   WorldCom, Inc. (Escrow Notes)                                         0
Communication--0.0%       ----------------------------------------------------------------------------------------------------------
                                                            Total Other Interests (Cost--$0)--0.0%                                0
                          ==========================================================================================================

                                              Face
                                              Amount        Short-Term Investments
====================================================================================================================================
Commercial                                   $  8,000,000   Aspen Funding Corp., 1.08% due 7/06/2004                      7,998,800
Paper***--6.9%                                 20,000,000   Compass Securitization LLC, 1.20% due 7/14/2004              19,991,333
                                               22,640,000   UBS AG, 1.42% due 7/01/2004                                  22,640,000
                                                                                                                       -------------
                                                                                                                         50,630,133
====================================================================================================================================
Time Deposits--0.0%                               157,502   Brown Brothers Harriman & Co. (BBH), 0.76% due 7/01/2004        157,502
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Investments (Cost--$50,787,635)--6.9%       50,787,635
                          ==========================================================================================================

                                              Number of
                                              Contracts     Options Purchased
====================================================================================================================================
Call Options                                        1,937   Eurodollar Futures, expiring July 2004 at USD 98.25,
Purchased--0.0%                                             Broker Credit Suisse First Boston                                12,106
                                                    1,937   Eurodollar Futures, expiring July 2004 at USD 98.5,
                                                            Broker Credit Suisse First Boston                                12,106
                                                       57@@ London InterBank Offered Rate (LIBOR) Linked Floor,
                                                            expiring April 2005 at USD 1.5, Broker J.P. Morgan Chase
                                                            Bank                                                                969
                                                                                                                       -------------
                                                                                                                             25,181
====================================================================================================================================
Put Options                                           214   U.S. Treasury Notes, expiring July 2004 at USD 107,
Purchased--0.0%                                             Broker Credit Suisse First Boston                                26,750
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Options Purchased (Premiums Paid--$441,199)--0.0%          51,931
                          ==========================================================================================================
                                                            Total Investments (Cost--$778,477,385)--104.4%              772,564,989
                          ==========================================================================================================


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           29

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)
                               Low Duration Master Portfolio   (in U.S. dollars)

                                              Number of
                                              Contracts     Options Written                                               Value
====================================================================================================================================
Call Options                                        3,876   Eurodollar Futures, expiring July 2004 at USD 98.38,
Written--0.0%                                               Broker Credit Suisse First Boston                          $    (24,225)
                                                      214   U.S. Treasury Notes, expiring July 2004 at USD 110,
                                                            Broker Credit Suisse First Boston                               (96,969)
                          ----------------------------------------------------------------------------------------------------------
                                                            Total Options Written (Premiums Received--$307,162)--0.0%      (121,194)
====================================================================================================================================
                          Total Investments, Net of Options Written (Cost--$778,170,223)--104.4%                        772,443,795

                          Liabilities in Excess of Other Assets--(4.4%)                                                 (32,419,984)
                                                                                                                       -------------
                          Net Assets--100.0%                                                                           $740,023,811
                                                                                                                       ============

*     Not Rated.
**    Corresponding industry groups for foreign securities:
      (1) Financial Institution.
      (2) Industrial.
      (3) Telecommunications.
*** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.
+     Ratings of issues are unaudited.
++ Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.
@ For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.
@@    One contract represents a notional amount of $1,000,000.
(a)   Floating rate note.
(b) All or a portion of security held as collateral in connection with open financial futures contracts.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d)   Represents the interest only portion of a mortgage-backed obligation.
(e)   Non-income producing security.
(f) Other interests represent beneficial interests in liquidating trusts and other reorganization entities and are non-income producing.

      Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      --------------------------------------------------------------------------
                                                                       Interest/
                                                             Net       Dividend
      Affiliate                                            Activity     Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Money Market Series                                    --        $   399

      Merrill Lynch Premier Institutional Fund                --        $21,486
      --------------------------------------------------------------------------

      Financial futures contracts sold as of June 30, 2004 were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration         Face         Unrealized
      Contracts       Issue             Date            Value       Depreciation
      --------------------------------------------------------------------------
         651        Five-Year
                  U.S. Treasury
                      Note         September 2004    $70,495,891    $ (259,672)
      --------------------------------------------------------------------------

      Swap contracts outstanding as of June 30, 2004 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
                                                      Notional     Appreciation/
                                                       Amount      Depreciation
      --------------------------------------------------------------------------
      Sold credit default protection on WFS
      Financial Owner Trust and receive
      .41% interest
      Broker, Morgan Stanley Capital Services Inc.
      Expires December 2010                          $ 6,626,753             --

      Bought credit default protection on AON
      Corp. and pay 2.8025% interest
      Broker, J.P. Morgan Chase Bank
      Expires January 2007                           $ 1,725,000    $    23,242

      Bought credit default protection on AON
      Corp. and pay .37% interest
      Broker, Morgan Stanley Capital Services Inc.
      Expires January 2007                           $ 1,725,000           (337)

      Receive a variable rate return based on
      3-month USD LIBOR, plus .56%, which
      is capped at a fixed coupon of 8%
      and callable quarterly beginning
      September 2004 and pay floating rate
      based on 3-month USD LIBOR
      Broker, J.P. Morgan Chase Bank
      Expires June 2010                              $17,250,000         31,246

      Receive a variable rate return based on
      3-month USD LIBOR, plus .42%, which
      is capped at a fixed coupon of 8% and
      callable quarterly beginning September
      2004 and pay floating rate based on
      3-month USD LIBOR
      Broker, J.P. Morgan Chase Bank
      Expires March 2010                             $16,650,000         (1,720)
      --------------------------------------------------------------------------
      Total                                                         $    52,431
                                                                    ===========

      See Notes to Financial Statements.


30          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Statement of Assets and Liabilities                Low Duration Master Portfolio

As of June 30, 2004
============================================================================================================================
Assets
----------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (identified
                        cost--$778,036,186) .............................................                      $ 772,513,058
                       Options purchased, at value (premiums paid--$441,199) ............                             51,931
                       Unrealized appreciation on swaps .................................                             52,768
                       Cash .............................................................                                295
                       Receivables:
                          Interest ......................................................    $   5,798,183
                          Securities sold ...............................................        1,342,800
                          Contributions .................................................          844,639
                          Paydowns ......................................................            9,282
                          Securities lending--net .......................................            1,271         7,996,175
                                                                                             -------------
                       Prepaid expenses .................................................                              2,977
                                                                                                               -------------
                       Total assets .....................................................                        780,617,204
                                                                                                               -------------
============================================================================================================================
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                       Unrealized depreciation on swaps .................................                                337
                       Options written, at value (premiums received--$307,162) ..........                            121,194
                       Payables:
                          Securities purchased ..........................................       36,664,078
                          Withdrawals ...................................................        3,399,277
                          Variation margin ..............................................          325,500
                          Investment adviser ............................................           12,760
                          Swaps .........................................................            6,241
                          Other affiliates ..............................................            3,991        40,411,847
                                                                                             -------------
                       Accrued expenses .................................................                             60,015
                                                                                                               -------------
                       Total liabilities ................................................                         40,593,393
                                                                                                               -------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Net assets .......................................................                      $ 740,023,811
                                                                                                               =============
============================================================================================================================
Net Assets Consist of
----------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ...............................................                      $ 745,957,480
                       Unrealized depreciation on investments--net ......................                         (5,933,669)
                                                                                                               -------------
                       Net Assets .......................................................                      $ 740,023,811
                                                                                                               =============

      See Notes to Financial Statements.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           31

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                            Low Duration Master Portfolio

For the Year Ended June 30, 2004
============================================================================================================================
Investment Income
----------------------------------------------------------------------------------------------------------------------------
                       Interest .........................................................                      $  27,602,162
                       Dividends ........................................................                            201,047
                       Securities lending--net ..........................................                             21,885
                                                                                                               -------------
                       Total income .....................................................                         27,825,094
                                                                                                               -------------
============================================================================================================================
Expenses
----------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees .........................................    $   1,589,610
                       Accounting services ..............................................          291,879
                       Custodian fees ...................................................           61,909
                       Professional fees ................................................           55,521
                       Trustees' fees and expenses ......................................           32,597
                       Pricing fees .....................................................           26,432
                       Printing and shareholder reports .................................            5,206
                       Other ............................................................           33,409
                                                                                             -------------
                       Total expenses ...................................................                          2,096,563
                                                                                                               -------------
                       Investment income--net ...........................................                         25,728,531
                                                                                                               -------------
============================================================================================================================
Realized & Unrealized Loss on Investments--Net
----------------------------------------------------------------------------------------------------------------------------
                       Realized loss on investments--net ................................                         (2,237,834)
                       Change in unrealized appreciation/depreciation on investments--net                        (14,412,834)
                                                                                                               -------------
                       Total realized and unrealized loss on investments--net ...........                        (16,650,668)
                                                                                                               -------------
                       Net Increase in Net Assets Resulting from Operations .............                      $   9,077,863
                                                                                                               =============

      See Notes to Financial Statements.


32          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Statements of Changes in Net Assets                Low Duration Master Portfolio

                                                                                                    For the Year Ended
                                                                                                         June 30,
                                                                                             -------------------------------
Increase (Decrease) in Net Assets:                                                                2004              2003
============================================================================================================================
Operations
----------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...........................................    $  25,728,531     $  24,364,515
                       Realized gain (loss) on investments--net .........................       (2,237,834)        2,412,393
                       Change in unrealized appreciation/depreciation on investments--net      (14,412,834)       11,367,228
                                                                                             -------------------------------
                       Net increase in net assets resulting from operations .............        9,077,863        38,144,136
                                                                                             -------------------------------
============================================================================================================================
Capital Transactions
----------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions ......................................      385,522,595       905,711,132
                       Fair value of withdrawals ........................................     (393,910,819)     (716,855,965)
                                                                                             -------------------------------
                       Net increase (decrease) in net assets derived from capital
                        transactions ....................................................       (8,388,224)      188,855,167
                                                                                             -------------------------------
============================================================================================================================
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                       Total increase in net assets .....................................          689,639       226,999,303
                       Beginning of year ................................................      739,334,172       512,334,869
                                                                                             -------------------------------
                       End of year ......................................................    $ 740,023,811     $ 739,334,172
                                                                                             ===============================

      See Notes to Financial Statements.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           33

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                               Low Duration Master Portfolio

                                                                                 For the Year Ended            For the Period
                                                                                      June 30,                October 6, 2000+
The following ratios have been derived                             -------------------------------------------   to June 30,
from information provided in the financial statements.                  2004            2003            2002         2001
==============================================================================================================================
Total Investment Return**
------------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................           1.18%           6.05%           5.59%             --
                                                                   ===========================================================
==============================================================================================================================
Ratios to Average Net Assets
------------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................            .28%            .28%            .32%            .30%*
                                                                   ===========================================================
                       Investment income--net .................           3.39%           3.73%           5.03%           6.78%*
                                                                   ===========================================================
==============================================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)    $   740,024     $   739,334     $   512,335     $   305,514
                                                                   ===========================================================
                       Portfolio turnover .....................         107.13%         198.09%          70.92%         192.04%
                                                                   ===========================================================

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.

      See Notes to Financial Statements.


34          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Notes to Financial Statements                      Low Duration Master Portfolio

1. Significant Accounting Policies:

Low Duration Master Portfolio (the "Portfolio") is a fund of Fund Asset Management Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Portfolio, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments -- Equity securities that are held by the Portfolio that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Portfolio under the general supervision of the Trust's Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Portfolio may engage in various portfolio investment strategies both to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           35

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (continued)          Low Duration Master Portfolio

o Financial futures contracts -- The Portfolio may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Swaps -- The Portfolio may enter into swap agreements, which are over-the-counter contracts in which the Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. The net payments can be made for a set period of time or may be triggered by a pre-determined credit event. The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities, or index; or the return generated by a security.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Portfolio is considered as a "pass through" entity for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio's assets will be managed so an investor in the Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, its collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its


36          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Notes to Financial Statements (continued)          Low Duration Master Portfolio

obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement for the Portfolio with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee based upon the average daily value of the Portfolio's net assets at the annual rate of 0.21%.

The Portfolio has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Portfolio also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended June 30, 2004, MLIM, LLC received $9,386 in securities lending agent fees.

For the year ended June 30, 2004, the Portfolio reimbursed FAM $15,360 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2004 were $788,064,464 and $784,486,330, respectively.

Net realized gains (losses) for the year ended June 30, 2004 and net unrealized appreciation/depreciation as of June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                                     Unrealized
                                                  Realized         Appreciation/
                                               Gains (Losses)       Depreciation
--------------------------------------------------------------------------------
Long-term investments ..................        $(1,595,582)        $(5,523,128)
Short-term investments .................              5,025                  --
Options purchased ......................            226,147            (389,268)
Options written ........................           (467,885)            185,968
Swaps ..................................            568,849              52,431
Financial futures contracts ............           (974,388)           (259,672)
                                                -------------------------------
Total investments ......................        $(2,237,834)        $(5,933,669)
                                                ===============================

As of June 30, 2004, net unrealized depreciation for federal income tax purposes aggregated $5,729,987, of which $5,222,820 related to appreciated securities and $10,952,807 related to depreciated securities. At June 30, 2004, the aggregate cost of investments, net of options written for federal income tax purposes was $778,173,782.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           37

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)          Low Duration Master Portfolio

Transactions in call options written for the year ended June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                  Number of           Premiums
                                                  Contracts           Received
--------------------------------------------------------------------------------
Outstanding call options written,
   beginning of year .................                 127          $    15,304
Options written ......................               4,129            1,901,899
Options closed .......................                 (39)          (1,594,737)
Options expired ......................                (127)             (15,304)
                                                -------------------------------
Outstanding call options written,
   end of year .......................               4,090          $   307,162
                                                ===============================

Transactions in put options written for the year ended June 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                                 Number of            Premiums
                                                 Contracts            Received
--------------------------------------------------------------------------------
Outstanding put options written,
   beginning of year .................                 127          $    91,503
Options written ......................                  25            1,315,913
Options closed .......................                (152)          (1,407,416)
                                                -------------------------------
Outstanding put options written,
   end of year .......................                  --          $        --
                                                ===============================

4. Short-Term Borrowings:

The Trust, on behalf of the Portfolio, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund investor withdrawals and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 28, 2003, the credit agreement was renewed for one year under the same terms. The Portfolio did not borrow under the credit agreement during the year ended June 30, 2004.


38          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Report of Independent Registered Public Accounting Firm
                                                   Low Duration Master Portfolio

To the Board of Trustees of Fund Asset
Management Master Trust and Investor of
Low Duration Master Portfolio:

We have audited the accompanying statement of assets and liabilities of Low Duration Master Portfolio, including the schedule of investments, as of June 30, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Low Duration Master Portfolio at June 30, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the indicated periods in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
August 16, 2004


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           39

[LOGO] Merrill Lynch Investment Managers

Officers and Directors/Trustees (unaudited)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Director/Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K.    P.O. Box 9011  President    2000 to  President of the Merrill Lynch Investment Managers,   123 Funds       None
Glenn*      Princeton, NJ  and          present  L.P. ("MLIM")/Fund Asset Management, L.P.             158 Portfolios
            08543-9011     Director/             ("FAM")--Advised Funds since 1999; Chairman
            Age: 63        Trustee               (Americas Region) of MLIM from 2000 to 2002;
                                                 Executive Vice President of MLIM and FAM (which
                                                 terms as used herein include their corporate
                                                 predecessors) from 1983 to 2002; President of
                                                 FAM Distributors, Inc. ("FAMD") from 1986 to 2002
                                                 and Director thereof from 1991 to 2002; Executive
                                                 Vice President and Director of Princeton Services,
                                                 Inc. ("Princeton Services") from 1993 to 2002;
                                                 President of Princeton Administrators, L.P. from
                                                 1989 to 2002; Director of Financial Data Services,
                                                 Inc. since 1985.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his present and former positions with MLIM, FAM, FAMD, Princeton Services and Princeton
              Administrators, L.P. The Director's term is unlimited. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Directors/Trustees.

====================================================================================================================================
Independent Directors/Trustees*
------------------------------------------------------------------------------------------------------------------------------------
James H.    P.O. Box 9095  Director/    2002 to  Director, The China Business Group, Inc. since        38 Funds        None
Bodurtha    Princeton, NJ  Trustee      present  1996 and Executive Vice President thereof from        55 Portfolios
            08543-9095                           1996 to 2003; Chairman of the Board, Berkshire
            Age: 60                              Holding Corporation since 1980; Partner, Squire,
                                                 Sanders & Dempsey from 1980 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Joe Grills  P.O. Box 9095  Director/    1996 to  Member of the Committee of Investment of              38 Funds        Kimco
            Princeton, NJ  Trustee      present  Employee Benefit Assets of the Association of         55 Portfolios   Realty
            08543-9095                           Financial Professionals ("CIEBA") since 1986;                         Corporation
            Age: 69                              Member of CIEBA's Executive Committee since
                                                 1988 and its Chairman from 1991 to 1992;
                                                 Assistant Treasurer of International Business
                                                 Machines Corporation ("IBM") and Chief
                                                 Investment Officer of IBM Retirement Funds
                                                 from 1986 to 1993; Member of the Investment
                                                 Advisory Committee of the State of New York
                                                 Common Retirement Fund since 1989; Member
                                                 of the Investment Advisory Committee of the
                                                 Howard Hughes Medical Institute from 1997 to 2000;
                                                 Director, Duke Management Company since 1992 and
                                                 Vice Chairman thereof since 1998; Director, LaSalle
                                                 Street Fund from 1995 to 2001; Director, Kimco
                                                 Realty Corporation since 1997; Member of the
                                                 Investment Advisory Committee of the Virginia
                                                 Retirement System since 1998 and Vice Chairman
                                                 thereof since 2002; Director, Montpelier Foundation
                                                 since 1998 and its Vice Chairman since 2000; Member
                                                 of the Investment Committee of the Woodberry
                                                 Forest School since 2000; Member of the Investment
                                                 Committee of the National Trust for Historic
                                                 Preservation since 2000.


40          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                                                                                                       Fund Complex    Directorships
                           Position(s)  Length of                                                      Overseen by     Held by
                           Held with    Time                                                           Director/       Director/
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Directors/Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Herbert I.  P.O. Box 9095  Director/    2002 to  John M. Olin Professor of Humanities, New York        38 Funds        None
London      Princeton, NJ  Trustee      present  University since 1993 and Professor thereof since     55 Portfolios
            08543-9095                           1980; President, Hudson Institute since 1997
            Age: 65                              and Trustee thereof since 1980; Dean, Gallatin
                                                 Division of New York University from 1976 to 1993;
                                                 Distinguished Fellow, Herman Kahn Chair, Hudson
                                                 Institute from 1984 to 1985; Director, Damon Corp.
                                                 from 1991 to 1995; Overseer, Center for Naval
                                                 Analyses from 1983 to 1993; Limited Partner,
                                                 Hypertech LP since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Andre F.    P.O. Box 9095  Director/    2002 to  Harvard Business School: George Gund Professor        38 Funds        None
Perold      Princeton, NJ  Trustee      present  of Finance and Banking since 2000; Senior             55 Portfolios
            08543-9095                           Associate Dean, Director of Faculty Recruiting
            Age: 52                              since 2001; Finance Area Chair from 1996 to
                                                 2001; Sylvan C. Coleman Professor of Financial
                                                 Management from 1993 to 2000; Director,
                                                 Genbel Securities Limited and Gensee Bank from
                                                 1999 to 2003; Director, Stockback, Inc. from 2000
                                                 to 2002; Director, Sanlam Limited from 2001 to
                                                 2003; Trustee, Commonfund from 1989 to 2001;
                                                 Director, Sanlam Investment Management from
                                                 1999 to 2001; Director, Bulldogresearch.com from
                                                 2000 to 2001; Director, Quantec Limited from 1991
                                                 to 1999; Director and Chairman of the Board of
                                                 UNX Inc. since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Roberta     P.O. Box 9095  Director/    2002 to  Shareholder, Modrall, Sperling, Roehl, Harris &       38 Funds        None
Cooper      Princeton, NJ  Trustee      present  Sisk, P.A. since 1993; President, American Bar        55 Portfolios
Ramo        08543-9095                           Association from 1995 to 1996 and Member of
            Age: 61                              the Board of Governors thereof from 1994 to 1997;
                                                 Shareholder, Poole, Kelly & Ramo, Attorneys at Law,
                                                 P.C. from 1977 to 1993; Director, Coopers, Inc.
                                                 since 1999; Director of ECMC Group (service provider
                                                 to students, schools and lenders) since
                                                 2001; Director, United New Mexico Bank (now
                                                 Wells Fargo) from 1983 to 1988; Director, First
                                                 National Bank of New Mexico (now Wells Fargo)
                                                 from 1975 to 1976.
------------------------------------------------------------------------------------------------------------------------------------
Robert S.   P.O. Box 9095  Director/    2002 to  Principal of STI Management (investment adviser)      38 Funds        None
Salomon,    Princeton, NJ  Trustee      present  since 1994; Chairman and CEO of Salomon               55 Portfolios
Jr.         08543-9095                           Brothers Asset Management from 1992 until 1995;
            Age: 67                              Chairman of Salomon Brothers equity mutual funds
                                                 from 1992 until 1995; regular columnist with Forbes
                                                 magazine from 1992 to 2002; Director of Stock
                                                 Research and U.S. Equity Strategist at Salomon
                                                 Brothers from 1975 until 1991; Trustee, Commonfund
                                                 from 1980 to 2001.
------------------------------------------------------------------------------------------------------------------------------------
Stephen B.  P.O. Box 9095  Director/    2002 to  Chairman of Fernwood Associates (investment           39 Funds        None
Swensrud    Princeton, NJ  Trustee      present  adviser) since 1996; Principal, Fernwood Associates   56 Portfolios
            08543-9095                           (financial consultants) since 1975; Chairman of
            Age: 71                              R.P.P. Corporation (manufacturing company) since
                                                 1978; Director of International Mobile
                                                 Communications, Incorporated (telecommunications
                                                 company) since 1998.
            ------------------------------------------------------------------------------------------------------------------------
            * The Director's/Trustee's term is unlimited. Directors/Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           41

[LOGO] Merrill Lynch Investment Managers

Officers and Directors/Trustees (unaudited) (concluded)

                           Position(s)  Length of
                           Held with    Time
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         2002 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof
Burke       Princeton, NJ  President    present  since 1999; Senior Vice President and Treasurer of Princeton Services since
            08543-9011     and                   1999; Vice President of FAMD since 1999; Director of MLIM Taxation
            Age: 44        Treasurer             since 1990.
------------------------------------------------------------------------------------------------------------------------------------
Patrick     P.O. Box 9011  Vice         2002 to  Managing Director of MLIM since 2000; Director (Global Fixed Income) of MLIM from
Maldari     Princeton, NJ  President    present  1998 to 2000.
            08543-9011
            Age: 42
------------------------------------------------------------------------------------------------------------------------------------
James       P.O. Box 9011  Vice         2002 to  Director of MLIM since 2004; Vice President of MLIM from 1996 to 2004.
Pagano      Princeton, NJ  President    present
            08543-9011
            Age: 41
------------------------------------------------------------------------------------------------------------------------------------
Phillip S.  P.O. Box 9011  Secretary    2002 to  First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM from
Gillespie   Princeton, NJ               present  2000 to 2001; Vice President of MLIM from 1999 to 2000 and Attorney associated with
            08543-9011                           MLIM since 1998.
            Age: 40
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund serve at the pleasure of the Board of Directors/Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Directors/Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained without charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-06484
800-637-3863


42          MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


            MERRILL LYNCH LOW DURATION FUND           JUNE 30, 2004           43

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch Low Duration Fund of
Merrill Lynch Investment Managers Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

                                                             #ML -- 3070 -- 6/04

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Joe Grills,
         (2) Andre F. Perold, (3) Robert S. Salomon, Jr., and (4) Stephen B. Swensrud.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -
         Merrill Lynch Low Duration Fund   Fiscal Year Ending June 30, 2004 - $0
                                           Fiscal Year Ending June 30, 2003 - $0

         Low Duration Master Portfolio     Fiscal Year Ending June 30, 2004 -
                                           $33,000
                                           Fiscal Year Ending June 30, 2003 -
                                           $30,000

         (b) Audit-Related Fees -
         Merrill Lynch Low Duration Fund   Fiscal Year Ending June 30, 2004 - $0
                                           Fiscal Year Ending June 30, 2003 - $0

         Low Duration Master Portfolio     Fiscal Year Ending June 30, 2004 - $0
                                           Fiscal Year Ending June 30, 2003 - $0

         (c) Tax Fees -
         Merrill Lynch Low Duration Fund   Fiscal Year Ending June 30, 2004 - $0
                                           Fiscal Year Ending June 30, 2003 - $0

         Low Duration Master Portfolio     Fiscal Year Ending June 30, 2004 -
                                           $5,200
                                           Fiscal Year Ending June 30, 2003 -
                                           $5,000

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -
         Merrill Lynch Low Duration Fund   Fiscal Year Ending June 30, 2004 - $0
                                           Fiscal Year Ending June 30, 2003 - $0

         Low Duration Master Portfolio     Fiscal Year Ending June 30, 2004 - $0
                                           Fiscal Year Ending June 30, 2003 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g)
         Merrill Lynch Low Duration Fund   Fiscal Year Ending June 30, 2004 - $0
                                           Fiscal Year Ending June 30, 2003 -
                                           $100,000

         Low Duration Master Portfolio     Fiscal Year Ending June 30, 2004 -
                                           $5,200
                                           Fiscal Year Ending June 30, 2003 -
                                           $105,000

         h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $541,640, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - See Item 2

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Low Duration Fund of Merrill Lynch Investment Managers Funds, Inc. and Low Duration Master Portfolio of Fund Asset Management Master Trust


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Low Duration Fund of
    Merrill Lynch Investment Managers
    Funds, Inc. and Low Duration Master
    Portfolio of Fund Asset Management
    Master Trust

Date: August 13, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------
    Terry K. Glenn,
    President of
    Merrill Lynch Low Duration Fund of
    Merrill Lynch Investment Managers
    Funds, Inc. and Low Duration Master
    Portfolio of Fund Asset Management
    Master Trust

Date: August 13, 2004


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch Low Duration Fund of
    Merrill Lynch Investment Managers
    Funds, Inc. and Low Duration Master
    Portfolio of Fund Asset Management
    Master Trust

Date: August 13, 2004